Total
FPA Queens Road Value Fund
FUND SUMMARY
Investment Objective
The FPA Queens Road Value Fund (the “Fund”) seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FPA Queens Road Value Fund FPA Queens Road Value Fund USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of purchase price or redemption proceeds)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FPA Queens Road Value Fund FPA Queens Road Value Fund
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.56%	[1]
Total Annual Fund Operating Expenses	1.51%
Fee Waiver and Reimbursement	(0.86%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Reimbursement	0.65%
[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[2]	The adviser has contractually agreed to reimburse the Fund for operating expenses in excess of 0.65% of average net assets of the Fund, excluding interest, taxes, brokerage fees and commissions payable by the Fund in connection with the purchase or sale of portfolio securities, fees and expenses of other funds in which the Fund invests, and extraordinary expenses, including litigation expenses not incurred in the Fund’s ordinary course of business, until July 27, 2024. These expense reimbursements are subject to possible recoupment by the adviser from the Fund in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. Similarly, the adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by adviser to the Predecessor Fund (defined below) prior to the Predecessor Fund’s reorganization on July 28, 2023 for a period ending three years after the date of the waiver or payment. This agreement may be terminated only by the Fund’s Board of Trustees (the “Board”), upon written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
FPA Queens Road Value Fund | FPA Queens Road Value Fund | USD ($)	66	393	742	1,721

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended May 31, 2023, the Predecessor Fund’s (defined below) portfolio turnover was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of U.S. companies. Investments will be made based on their potential for capital growth without limitation on issuer capitalization.

The Fund’s sub-adviser, Bragg Financial Advisors, Inc., invests the Fund’s assets by pursuing a value-oriented strategy. The sub-adviser’s strategy begins with a screening process that seeks to identify companies whose stocks sell at discounted price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples. The sub-adviser favors companies that maintain strong balance sheets and have experienced management. Generally, the sub-adviser attempts to identify situations where stock prices are undervalued by the market. The sub-adviser generally sells securities when it believes they are trading for more than their intrinsic value, to generate tax losses to offset taxable gains, or if additional cash is needed to fund redemptions.

Principal Investment Risks
Performance

The Fund acquired the assets and liabilities of FPA Queens Road Value Fund (the “Predecessor Fund”), a series of Bragg Capital Trust, following the reorganization of the Predecessor Fund on July 28, 2023. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to July 28, 2023 reflect the performance of the Predecessor Fund.

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Predecessor Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual returns for the 1, 5 and 10 calendar year periods compare with those of a broad-based securities market index. The chart and table reflect the reinvestment of dividends and distributions. In addition, the Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

To obtain updated monthly performance information, please visit the Fund’s website at www.fpa.com/funds or call (800) 982-4372.

Performance Bar Chart of the Predecessor Fund Calendar Years Ended December 31

The total return for the Predecessor Fund’s shares from January 1, 2023 to June 30, 2023 was 6.94%.

Th Predecessor Fund’s highest/lowest quarterly results during this time period were:

Highest	15.04%	(Quarter ended 12/31/2022)
Lowest	-20.97	(Quarter ended 03/31/2020)

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - FPA Queens Road Value Fund		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
FPA Queens Road Value Fund		(8.86%)	7.98%	10.76%
After Taxes on Distributions | FPA Queens Road Value Fund		(9.45%)	6.26%	9.42%
After Taxes on Distributions and Sale of Fund Shares | FPA Queens Road Value Fund	[1]	(4.83%)	6.16%	8.70%
Benchmark: S&P 500 Value Index		(5.22%)	7.58%	10.86%
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).